Real Estate Properties under Development, Net	12 Months Ended
Dec. 31, 2020
Real Estate [Abstract]
Real Estate Properties under Development, Net
3.	Real Estate Properties under Development, Net

The following summarizes the components of current portion of real estate properties under development as at December 31, 2019 and 2020:

At December 31,	2019	2020
	(’000)	(’000)
Construction in progress	—	9,636
Land use right	—	112,057
Net book value	$—	$121,693

The following summarizes the components of non-current portion of real estate properties under development at December 31, 2019 and 2020:

At December 31,	2019	2020
	(’000)	(’000)
Building at cost	$27,732	$31,678
Less: accumulated depreciation	(15,007)	(16,065)
	12,725	15,613
Construction in progress	156,221	92,533
Land use right	82,739	82,346
Net book value	$251,685	$190,492

Real estate properties under development of $147.5 million (2019: $81.7 million) have been pledged to banks to obtain loan facilities (See Note 9).

Included in construction in progress were capitalized debt issuance costs and interest for bank loans amounting to $1,754 (2019: $1,473) and $10,866 (2019: $707), respectively.

The Company leased its buildings to third parties with the carrying amount as shown below:

At December 31,	2019	2020
	(’000)	(’000)
Buildings at cost	$27,732	$31,678
Less: accumulated depreciation	(15,007)	(16,065)
Buildings, net	$12,725	$15,613

In 2020, a total of $53.7 million was transferred to real estate properties held for sales type lease from real estate properties under development, and by the end of 2020, a total of $23.7 million was recognized as cost of sales due to the delivery of Towers 2, 8 and 9 of Nam Tai Inno Park. Real estate properties held for sales type lease of $29.4 million (2019: Nil) have been pledged to banks to obtain loan facilities (See Note 9).

In 2020, a total of $92.8 million (see Note 5) was transferred to real estate properties held for lease from real estate properties under development.